Branden T. Burningham

Attorney at Law

455 East 500 South, Suite 205

Salt Lake City, Utah 84111

ADMITTED IN UTAH AND CALIFORNIA

TELEPHONE:  (801) 363-7411

FACSIMILE:  (801) 355-7126

June 10, 2008

Jeffrey Riedler, Assistant Director

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Re:

LipidViro Tech, Inc., a Nevada corporation (the "Company")

Revised Preliminary Information Statement on Schedule 14C

Commission File No. 0-49655

Dear Mr. Riedler:

Attached hereto is the above-referenced document, which has been prepared in response to your comment letter dated April 25, 2008.  The margins of the amended document have been marked to indicate the revisions that have been made in response to your comment letter, with the numbers in the margins corresponding to the paragraph numbers of your letter and this letter.  The paragraphs containing these revisions have also been marked with the standard  and  tags.

1.  In your amendment, please also include page numbers in your information statement.

This revised preliminary information statement includes page numbers.

2.  We note your disclosure that the information statement relates to the sale of substantially all of the company’s assets.  As such, it appears that you are subject to the requirements of Item 14 of Schedule 14A, which requires the inclusion of information relating to the transaction set forth in Item 14(b), including the following:

•

A description of your business; and

•

A discussion regarding past contacts, transactions or negotiations as required by Items 1005(b) and 1011(a)(1) of Regulation M-A.

In your amendment, please revise your document accordingly.

Please see the indicated revisions under the heading “Proposal 2 – Approval of the Sale of the Technology.”

3.  Please revise to include your historical and pro forma financial statements as required by Item 14 of Schedule 14A.  Since your shareholders are not receiving the cash proceeds from the transaction Instruction 2(b) of Item 14 does not apply.  Additionally, please note that Item 14(c) of Schedule 14A and the Division of Corporation Finance’s Manual of Publicly Available Telephone Interpretations (July 2001 Supplement) requires the unaudited financial statements for your subsidiary, LipidViro Utah.

Per your Comment No. 3 and my telephone conversation with reviewer Christine Allen, the requested pro forma financial statements, as of March 31, 2008, are included in the revised preliminary information statement and the Company’s Annual Report on Form 10-KSB/A-1 for the calendar year ended December 31, 2007, and its Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2008, are incorporated into the revised preliminary information statement by reference.

4.  How many shareholders of record do you currently have?  If your purchase of Mr. Latino and Ms. Sharkus’ shares will result in your having fewer than 300 shareholders of record, you must comply with Rule 13E-3.

As of the date hereof, the Company has approximately 1,638 stockholders of record.  Therefore, the purchase of Mr. Latino and Ms. Sharkus’ shares will not require compliance with Rule 13E-3.

5.  Please specify the individuals or entities that comprise the Majority Shareholders.

The first paragraph under the heading “Introduction” has been amended to name the three persons who are identified as “Majority Stockholders.”

6.  You indicate that there is no assurance that once the reverse stock split is in effect that you will be able to consummate a business combination.  Please indicate whether you have any current intentions to pursue any particular entities or if any particular entities have approached you regarding a possible business combination.  Please identify the entities and the circumstances surrounding the possible business combination to the extent applicable.

As indicated in the first paragraph under “Uncertainties with Regard to the Reverse Stock Split,” the Company has no current intention to pursue any particular entity and no entity has approached the Company regarding any possible business combination.

7.  Please also disclose the closing price of your common stock on the OTC Bulletin Board as of a recent date.

The closing bid price of the Company’s common stock on May 29, 2008, is disclosed in the final sentence under the heading “Uncertainties with Regard to the Reverse Stock Split.”

8.  Please indicate your current intentions or understandings to issue the additional authorized shares of common stock that will result from the reverse stock split.  If you have no current intentions or understandings to issue the additional authorized common stock, please provide a statement to that effect.

The disclosure under the heading “Effective Increase in Authorized and Unissued Shares” has been revised in accordance with your Comment No. 8.

9.  You indicate that Ms. Sharkus was a former director of the company and that Mr. Latino was a former consultant to the company and co-founder of the certain patent rights in technology owned by your wholly owned subsidiary LipidViro Utah. Please discuss how long Ms. Sharkus served as a director in your company and when she resigned from the company’s board of directors.  Similarly, please discuss how long Mr. Latino served as a consultant and when you ceased using him as a consultant.  Please also discuss what type of consulting work he conducted for your company.

The disclosure under “Proposal 2 – Approval of the Sale of the Technology” has been revised as indicated to show the dates of Ms. Sharkus’ and Mr. Latino’s involvement with the Company and the nature of the consulting services rendered by Mr. Latino.

10.  We note your disclosure that in connection with the option and purchase agreements, AcquiSci executed releases of all claims against the company and LipidViro by Mr.  Latino; Geribald Investments; Ms. Sharkus; and Acquis Associates amounting to an aggregate of $255,000.  Please provide a discussion of these claims.

Paragraph (b) under “Proposal 2 – Approval of the Sale of the Technology” has been revised to provide additional detail about the $255,000 in claims by Ms. Sharkus and Geribald Investments, LLC.

11.  Please disclose the exercise price and termination date of the warrants to be returned by Mr. Latino and Ms. Sharkus.

The exercise price and expiration date of the A Warrants and the B Warrants have been added to subparagraphs (c) and (d) under the caption “Proposal 2 – Approval of the Sale of the Technology.”

12.  Please also disclose the value, as of the date of the purchase agreement, of the shares Mr. Latino and Ms. Sharkus will give you as partial consideration for the technology.

The requested information has been provided where indicated on page 5.

13.  You indicate that the technology rights up for sale consists of patent rights to certain technology relating to viral inactivation using ozone and therapeutics for treatment of ischemic stroke and various diseases.  Please expand your discussion and explain specifically what technology the patent rights involve.  Please also disclose the number of patents right you have related to the technology rights as well as the expiration dates for each patent.

The requested disclosure is contained on pages 3 and 4.

14.  We note your disclosure that you have been unable to obtain financing for your planned clinical trials.  Please briefly describe the planned clinical trials, clarify whether the trials involved the technology that you plan to sell to AcquiSci, and disclose whether your new plans involve these clinical trials.

The requested additional information about the Company’s clinical trials has been added where indicated under the heading “Proposal 2 – Approval of the Sale of the Technology.”

15.  It does not appear you have filed or incorporated by reference the subsidiary disposition agreement as an appendix to the information statement.  In your next amendment, please do so.

The Subsidiary Disposition Agreement has been filed as Appendix A to the revised preliminary information statement and the Appendix index has been revised accordingly.

16.  You indicate that the company has a promissory note due to Benedente, a company controlled by one of your directors, in the principal amount of $719,885.  Please disclose when the note was issued and explain the circumstances under which the note was issued to Benedente as well as the total amount due under this note, including the interest rate and any applicable interest due on the note.  Please provide the same information with regards to note issued to Lombard, Inc.

A new second paragraph has been added under “Proposal 3 – Disposition of all of the Company’s Shares of LipidViro Utah” to provide the requested disclosure about the Benedente Loans and the Lombard Note.  The disclosure of the Benedente Loans has also been revised to clarify that these loans were a series of advances under two Loan Agreements, rather than an actual promissory note.

17.  You indicate that Benedente will use its best efforts to negotiate the settlement of an additional $413,782.54 in company indebtedness.  Please explain the circumstances surrounding this indebtedness, including when you accrued the debt, the person or entities to whom you owe the debt, and why you accrued the indebtedness.

The disclosure under “Item 3 – Disposition of All of the Company’s Shares of LipidViro Utah,” has been substantially expanded to describe the $158,782.54 that Benedente has agreed to use its best efforts to settle.  In addition, please note that the Subsidiary Disposition Agreement, including Exhibit A identifying the various creditors by name (and the amount owed to each), has been attached as an appendix to the revised preliminary information statement in response to your Comment No. 15.

18.  We note your disclosure the Mr. Keyser controls Benedente and that he is a director of your company.  However, please explain why Benedente will be negotiating the settlement of the company indebtedness on behalf of the company.

The rationale for Benedente’s negotiation of the settlement of the Company’s indebtedness is set forth were indicated under “Proposal 3 – Disposition of all of the Company’s Shares of LipidViro Utah.”

19.  Please explain why Benedente is purchasing the subsidiary from you in light of your disclosure that after the sale of certain technology patent rights to AcquiSci, your LipidViro Utah subsidiary will have no material assets or operations.

This comment is answered where indicated under “Proposal 3 – Disposition of all of the Company’s Shares of LipidViro Utah.”

20.  You indicate that Benedente Holdings, LLC is an officer or director of your company.  If you mean to refer to Mr. Keyser, please revise your disclosure or advise supplementally.

The “Security Ownership of Management” table has been revised in accordance with your Comment No. 20.

21.  We note your disclosure that on January 28, 2008, Jenson Services executed an option agreement to acquire approximately 13 million shares of your common stock.  You then disclose that these shares were purchased on December 18, 2007.  We also note your disclosure further in this section that the option agreement is dated December 18, 2007 and was subsequently amended January 23, 2008.  Please revise your disclosure to indicate when the option agreement was entered into as well as any subsequent amendments and what date the option was exercised or explain why the sale occurred prior to the execution of the option agreement and the amendment to the option agreement.

The first two paragraphs under the heading “Changes in Control” have been substantially revised to clarify the timing and the nature of the transactions under the Option Agreement between Jenson Services, Inc., and the various optionors.

22.  Please disclose how the $25,000 consideration amount was determined by the parties.

A new final sentence has been added to the first paragraph under “Changes in Control” in response to your Comment No. 22.

23.  You indicate that Jenson Services has the right to place its designees on your board, but has not yet designated any persons to serve on the board.  Please indicate how many designees Jenson Services may designate to your board of directors.

The second paragraph under “Changes in Control” has been further revised to indicate the number of persons that Jenson Services is currently able to designate to serve on the Company’s Board of Directors.

24.  We note your disclosure that pursuant to the option agreement, Jenson Services agreed to pay to Mr. Keyser a sum of $200,000, less the then-outstanding company liabilities set forth in Schedule A to the Option Agreement if Jenson Services acquires a majority of your common stock and if you enter a merger.  Please disclose the total liability amount set forth in Schedule A in this section.

The penultimate paragraph under “Changes in Control” has been revised in accordance with your Comment No. 24.

25.  Please also include the option agreement with Jenson Services as an appendix to this information statement.

The Company’s Current Report on Form 8-K, dated January 28, 2008, including the Option Agreement (Exhibit 10.1 thereto); and Amendment No. 1 to Option Agreement (Exhibit 10.2 thereto), is incorporated by reference in the revised preliminary information statement.  The incorporation by reference language required by Note D.2. to Schedule 14A has also been added at the end of the revised preliminary information statement.

26.  We note your disclosure that you provide as an appendix the Form 8-K dated January 3, 2008, which contains the option agreement as well as the purchase technology agreement.  It does not appear the Form 8-K has been filed as part of your information statement.  Please revise your document accordingly.  If you intend to incorporate by reference, please ensure that the requirements of Note D of Schedule 14A are met, including the incorporation by reference language.

The Company’s Current Report on Form 8-K, dated January 3, 2008, including the Option Agreement (Exhibit 10.1 thereto); and Agreement to Purchase Technology (Exhibit 10.2 thereto), is incorporated by reference in the revised preliminary information statement.  The incorporation by reference language required by Note D.2. to Schedule 14A has also been added at the end of the revised preliminary information statement.

Please advise whether there will be any additional comments on this filing.

Sincerely yours,

/s/ Branden T. Burningham

Branden T. Burningham